FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 606,673	$ 260,092
Other financial assets, current	57,132	36,484
Other non-financial assets, current	106,952	107,170
Trade and other accounts receivable, current	518,006	373,447
Accounts receivable from related entities, current	593	958
Tax current assets	20,774	33,575
Total current assets	1,310,130	811,726
Other financial assets, non-current	21,850	20,975
Other non-financial assets, non-current	31,126	9,108
Accounts receivable, non-current	5,378	6,887
Deferred tax assets	2,073	2,081
Total non-current assets	60,427	39,051
Argentina, Pesos
Disclosure of subsidiaries [line items]
Cash and cash equivalents	4,236	7,309
Other financial assets, current	11	21
Other non-financial assets, current	13,077	16,507
Trade and other accounts receivable, current	54,053	49,680
Tax current assets	812	1,679
Total current assets	72,189	75,196
Other non-financial assets, non-current	86	172
Total non-current assets	86	172
Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Cash and cash equivalents	34,360	14,242
Other financial assets, current	25,829	17
Other non-financial assets, current	37,794	19,686
Trade and other accounts receivable, current	6,037	22,006
Tax current assets	1,106	3,934
Total current assets	105,126	59,885
Other financial assets, non-current	4,941	3,831
Other non-financial assets, non-current	7,465	6,368
Total non-current assets	12,406	10,199
Chile, Pesos
Disclosure of subsidiaries [line items]
Cash and cash equivalents	415,399	81,693
Other financial assets, current	25,904	26,605
Other non-financial assets, current	30,916	34,258
Trade and other accounts receivable, current	112,133	82,369
Accounts receivable from related entities, current	200	735
Tax current assets	4,860	3,317
Total current assets	589,412	228,977
Other financial assets, non-current	68	74
Accounts receivable, non-current	5,378	6,887
Total non-current assets	5,446	6,961
Colombia, Pesos
Disclosure of subsidiaries [line items]
Cash and cash equivalents	2,732	1,105
Other financial assets, current	139	150
Other non-financial assets, current	434	340
Trade and other accounts receivable, current	5,065	1,169
Tax current assets	5	660
Total current assets	8,375	3,424
Other financial assets, non-current	145	281
Deferred tax assets	78	86
Total non-current assets	223	367
Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Cash and cash equivalents	20,339	11,746
Other non-financial assets, current	3,935	2,722
Trade and other accounts receivable, current	49,044	48,286
Tax current assets		179
Total current assets	73,318	62,933
Other financial assets, non-current	7,438	7,853
Total non-current assets	7,438	7,853
United States of America, Dollars
Disclosure of subsidiaries [line items]
Cash and cash equivalents	51,382	108,327
Other financial assets, current	4,923	9,343
Other non-financial assets, current	8,949	21,907
Trade and other accounts receivable, current	2,938	34,268
Accounts receivable from related entities, current	393	223
Tax current assets	429	327
Total current assets	69,014	174,395
Other financial assets, non-current	7,441	7,273
Other non-financial assets, non-current	3	38
Total non-current assets	7,444	7,311
Peru, Nuevos Soles
Disclosure of subsidiaries [line items]
Tax current assets	13,306	21,948
Other currency
Disclosure of subsidiaries [line items]
Cash and cash equivalents	78,225	35,670
Other financial assets, current	326	348
Other non-financial assets, current	11,847	11,750
Trade and other accounts receivable, current	288,736	135,669
Tax current assets	256	1,531
Total current assets	392,696	206,916
Other financial assets, non-current	1,817	1,663
Other non-financial assets, non-current	23,572	2,530
Deferred tax assets	1,995	1,995
Total non-current assets	$ 27,384	$ 6,188